Accounts and Notes Receivable, Net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Receivables [Abstract]
Beginning balance	$ 21,191,849	$ 19,291,772
provision for doubtful accounts	3,159,302	2,601,781
Less: write-off
Exchange rate effect	(262,596)	(701,704)
Ending balance	$ 24,088,555	$ 21,191,849